Investment in Associates (Details Narrative) - ARS ($)	12 Months Ended
	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Mar. 24, 2022
Cordoba, La Rioja and Catamarca, Argentine
Statement [Line Items]
Percentage Of Equity Interest	55.29%
Mendoza, San Juan and San Luis
Statement [Line Items]
Percentage Of Equity Interest	51.00%
GESER S.A.U.
Statement [Line Items]
Purchase Price Entity					$ 5,125,000
Ownership Interests					8.59%
Inversora de Gas del Centro S.A.
Statement [Line Items]
Ownership Interests	42.31%
Distribuidora de Gas del Centro S.A.
Statement [Line Items]
Ownership Interests	17.20%
Percentage Of Capital Stock	40.59%
Gas del Mercosur S.A.
Statement [Line Items]
Ownership Interests	20.00%
Distribuidora de Gas Cuyana S.A.
Statement [Line Items]
Percentage Of Interest	21.58%
ECOGAS Group
Statement [Line Items]
Dividends Received	$ 305,659,000	$ 9,596,021,000	$ 850,261,000	$ 850,261,000